Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Trade and other receivables [abstract]
Trade receivables	$ 3,418	$ 4,411
Other receivables	1,324	1,168
Total	4,742	5,579
Current	4,594	5,426
Non-current	$ 148	$ 153